UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2002

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	September 18, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	72
Form 13F Information Table Value Total:	$107,741,373.10

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank


NAME OF ISSUER      CLASS   CUSIP    Value   SHARES   DSCRETN     AUTH
Allos Therapeutics       COM   019777101     71920      8000None     Defined, 1,
Allos Therapeutics         COM   019777101    2151981.25    239375SOLE     SOLE
Altera Corp                 COM   021441100    1078299.92 79345.101SOLE     SOLE
American Express Co N Y Com COM 025816109 457632 12600None Defined, 1, American International Group COM 026874107 4792488.57 70240.196SOLE SOLE
Analog Devices Inc      COM   032654105         29700     1000None   Defined, 1,
Analog Devices Inc          COM   032654105    1510674.57 50864.464SOLE     SOLE
Applied Materials Inc. COM 038222105 19020 1000None Defined, 1, Applied Materials Inc. COM 038222105 1463395.03 76939.802SOLE SOLE Bank of America Corp COM 060505104 246260 3500None Defined, 1,
Bank of America Corp        COM   060505104   38655221.12    549392SOLE     SOLE
Bank of New York Co Inc Com    COM   064057102   202500   6000None   Defined, 1,
Cisco Systems Inc           COM   17275R102    1529081.36109611.568SOLE     SOLE
CitiGroup            COM   172967101        193750      5000None     Defined, 1,
CitiGroup                   COM   172967101     2419116.1 62428.802SOLE     SOLE
Coca-Cola Company    COM   191216100        224000      4000None     Defined, 1,
Corus Bankshares Inc        COM   220873103        183640      4000SOLE     SOLE
CV Therapeutics Inc   COM   126667104        37240      2000None     Defined, 1,
CV Therapeutics Inc         COM   126667104     648414.44 34823.547SOLE     SOLE
Diamond Offshore            COM   25271C102     655127.64 22986.935SOLE     SOLE
Eli Lilly & Co       COM   532457108        169200      3000None     Defined, 1,
Eli Lilly & Co              COM   532457108    2444430.75 43340.971SOLE     SOLE
Extreme Networks            COM   30226D106     330600.99 32765.213SOLE     SOLE
Exxon Mobil Corp Com    COM   30231G102   216057.6      5280None     Defined, 1,
Exxon Mobil Corp Com        COM   30231G102    2418412.92     59101SOLE     SOLE
General Electric Co   COM   369604103      1063230     36600None     Defined, 1,
General Electric Co         COM   369604103       2754395 94815.663SOLE     SOLE
Goldman Sachs Group   COM   38141G104       146700      2000None     Defined, 1,
Goldman Sachs Group         COM   38141G104    1406300.32 19172.465SOLE     SOLE
Honeywell Intl Inc          COM   438516106    1854910.18 52651.439SOLE     SOLE
Intel Corp           COM   458140100        146160      8000None     Defined, 1,
Intel Corp                  COM   458140100    1555898.58 85161.389SOLE     SOLE
International Business Machine COM   459200101   445320   6185SOLE     SOLE
Intersil Hldg Corp          COM   46069S109    1346735.98 63019.933SOLE     SOLE
Johnson & Johnson           COM   478160104      419909.1      8035SOLE     SOLE
Marsh & Mc Lennan Co Inc    COM   571748102        306705      3175SOLE     SOLE
Medtronic Inc        COM   585055106        171400      4000None     Defined, 1,
Medtronic Inc              COM   585055106    2774027.04 64738.087SOLE     SOLE
Merck & Co Inc       COM   589331107         50640      1000None     Defined, 1,
Merck & Co Inc          COM   589331107     809222.17 15979.901SOLE     SOLE
Merrill Lynch & Co         COM   590188108    2059417.73  50849.82SOLE     SOLE
Microsoft Corp       COM   594918104        109400      2000None     Defined, 1,
Microsoft Corp             COM   594918104    1300198.09 23769.618SOLE     SOLE
Morgan Stanley Dean Witter & C COM   617446448   215400      5000SOLE     SOLE
Northwest Biotherapeutics    COM   66737P105   192129.3     64690SOLE     SOLE
Pepsico Inc N C Com         COM   713448108        281970      5850SOLE     SOLE
Pfizer Inc           COM   717081103        577500     16500None     Defined, 1,
Pfizer Inc                 COM   717081103    2449642.63 69989.789SOLE     SOLE
Pharmacia Corp       COM   71713U102        149800      4000None     Defined, 1,
Pharmacia Corp             COM   71713U102    1707348.52  45590.08SOLE     SOLE
Procter & Gamble Co        COM   742718109      975602.5     10925SOLE     SOLE
Protein Design             COM   74369L103        453405     41750SOLE     SOLE
Raytheon             COM   755111507         81500      2000None     Defined, 1,
Raytheon                  COM   755111507    1588125.43 38972.403SOLE     SOLE
Sealed Air Corp New        COM   81211K100     188544.14      4682SOLE     SOLE
Sealed Air Corp New - Preferre PFD   81211K209   822433.05   20133SOLE     SOLE
Smith International   COM   832110100       68190      1000None     Defined, 1,
Smith International        COM   832110100    1252389.22 18366.171SOLE     SOLE
Southwest Airlines     COM   844741108      242400     15000None     Defined, 1,
Target Corp          COM   87612E106        114300      3000None     Defined, 1,
Target Corp               COM   87612E106    2497035.01 65538.977SOLE     SOLE
Teco Energy Inc           COM   872375100    5051153.25    204087SOLE     SOLE
Texas Instruments Inc.    COM   882508104    1888962.43 79703.056SOLE     SOLE
Transocean                COM   G90078109    1293264.58 41517.322SOLE     SOLE
Viacom Inc Non Vtg Cl B    COM   925524308   88740      2000None     Defined, 1,
Viacom Inc Non Vtg Cl B    COM   925524308    1681841.95 37904.935SOLE     SOLE
Vornado Realty Trust    COM   929042109     415800      9000None     Defined, 1,
Wal Mart Stores Inc         COM   931142103        335561      6100SOLE     SOLE
Wells Fargo          COM   949746101        200240      4000None     Defined, 1,
Wyeth                COM   983024100        143360      2800None     Defined, 1,
Wyeth                      COM   983024100    1916001.66 37421.907SOLE     SOLE